Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	1,702,922
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	1,702,922
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	(120,337)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	(120,337)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	1,702,922
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	(120,337)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	1,582,585
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	2,393,784
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	2,393,784
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	(284,195)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	(284,195)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	2,393,784
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	(284,195)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	(2,109,589)